UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam VT Income Fund

The fund's portfolio
9/30/14 (Unaudited)

MORTGAGE-BACKED SECURITIES (44.4%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (19.9%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.986s, 2032			$46,015	$66,734
IFB Ser. 3408, Class EK, 25.175s, 2037			446,788	640,315
IFB Ser. 2976, Class LC, 23.857s, 2035			62,201	89,844
IFB Ser. 2979, Class AS, 23.71s, 2034			31,853	41,009
IFB Ser. 3072, Class SM, 23.233s, 2035			284,708	402,004
IFB Ser. 3065, Class DC, 19.399s, 2035			452,823	640,237
IFB Ser. 2990, Class LB, 16.553s, 2034			386,741	499,707
IFB Ser. 4305, Class SK, IO, 6.446s, 2044			4,238,794	1,051,094
IFB Ser. 4105, Class HS, IO, 6.446s, 2042			1,179,837	293,496
IFB Ser. 4139, Class SA, IO, 5.996s, 2042			2,050,285	486,779
IFB Ser. 4143, Class DS, IO, 5.966s, 2042			2,586,199	605,694
IFB Ser. 4245, Class AS, IO, 5.846s, 2043			3,176,369	708,525
IFB Ser. 271, Class S5, IO, 5.846s, 2042			2,175,218	490,338
IFB Ser. 3852, Class NT, 5.846s, 2041			845,114	849,398
IFB Ser. 326, Class S2, IO, 5.796s, 2044			3,834,795	908,871
IFB Ser. 310, Class S4, IO, 5.796s, 2043			888,125	226,792
IFB Ser. 311, Class S1, IO, 5.796s, 2043			2,870,477	638,681
IFB Ser. 327, Class S8, IO, 5.766s, 2044			1,259,863	283,595
IFB Ser. 314, Class AS, IO, 5.736s, 2043			2,324,964	538,174
Ser. 4132, Class IP, IO, 4 1/2s, 2042			3,307,668	553,606
Ser. 4122, Class TI, IO, 4 1/2s, 2042			1,292,851	278,222
Ser. 4018, Class DI, IO, 4 1/2s, 2041			1,480,563	267,479
Ser. 3707, Class PI, IO, 4 1/2s, 2025			1,070,868	101,904
Ser. 4116, Class MI, IO, 4s, 2042			2,839,319	590,266
Ser. 4338, Class TI, IO, 4s, 2029			2,880,865	401,218
Ser. 311, Class IO, IO, 3 1/2s, 2043			1,996,045	474,625
Ser. 4165, Class AI, IO, 3 1/2s, 2043			2,885,042	554,018
Ser. 303, Class C19, IO, 3 1/2s, 2043			1,476,797	340,789
Ser. 304, Class C22, IO, 3 1/2s, 2042			3,453,491	790,288
Ser. 4122, Class AI, IO, 3 1/2s, 2042			2,862,298	414,825
Ser. 3995, Class KI, IO, 3 1/2s, 2027			2,392,892	308,085
Ser. 4182, Class GI, IO, 3s, 2043			4,929,911	604,550
Ser. 4141, Class PI, IO, 3s, 2042			2,434,011	329,005
Ser. 4158, Class TI, IO, 3s, 2042			6,135,097	820,569
Ser. 4165, Class TI, IO, 3s, 2042			7,250,051	978,757
Ser. 4176, Class DI, IO, 3s, 2042			5,473,541	735,918
Ser. 4183, Class MI, IO, 3s, 2042			2,310,849	323,981
Ser. 13-4206, Class IP, IO, 3s, 2041			2,312,080	303,622
Ser. 13-4176, Class IA, IO, 2 1/2s, 2028			3,314,072	363,686
Ser. 4039, Class PI, IO, 2 1/2s, 2027			7,029,337	748,791
Ser. T-56, Class A, IO, 0.524s, 2043			4,469,099	76,114
Ser. T-56, Class 2, IO, zero %, 2043			12,725,920	497
Ser. 3835, Class FO, PO, zero %, 2041			2,928,026	2,491,486
Ser. 3369, Class BO, PO, zero %, 2037			11,634	10,261
Ser. 3391, PO, zero %, 2037			77,716	66,008
Ser. 3300, PO, zero %, 2037			123,272	109,168
Ser. 3175, Class MO, PO, zero %, 2036			23,412	20,563
Ser. 3210, PO, zero %, 2036			52,019	47,625
FRB Ser. 3117, Class AF, zero %, 2036			9,155	7,575
FRB Ser. 3326, Class WF, zero %, 2035			9,041	6,957
FRB Ser. 3036, Class AS, zero %, 2035			3,184	3,094

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.973s, 2036			299,459	554,546
IFB Ser. 06-8, Class HP, 24s, 2036			365,079	556,522
IFB Ser. 05-45, Class DA, 23.854s, 2035			688,324	1,011,210
IFB Ser. 07-53, Class SP, 23.634s, 2037			242,278	353,693
IFB Ser. 05-122, Class SE, 22.559s, 2035			579,920	818,411
IFB Ser. 05-75, Class GS, 19.787s, 2035			289,329	381,447
IFB Ser. 05-106, Class JC, 19.645s, 2035			262,047	383,492
IFB Ser. 05-83, Class QP, 16.992s, 2034			82,316	104,174
IFB Ser. 11-4, Class CS, 12.591s, 2040			466,485	557,758
IFB Ser. 13-19, Class DS, IO, 6.046s, 2041			2,194,190	382,098
Ser. 06-10, Class GC, 6s, 2034			744,255	766,583
IFB Ser. 13-59, Class SC, IO, 5.996s, 2043			3,013,738	637,594
IFB Ser. 13-13, Class SA, IO, 5.996s, 2043			3,059,168	778,405
IFB Ser. 12-128, Class ST, IO, 5.996s, 2042			1,287,252	300,355
Ser. 13-98, Class SA, IO, 5.796s, 2043			1,339,162	309,882
IFB Ser. 13-101, Class AS, IO, 5.796s, 2043			5,336,886	1,316,663
IFB Ser. 13-103, Class SK, IO, 5.766s, 2043			988,547	240,312
Ser. 13-101, Class SE, IO, 5.746s, 2043			2,871,415	714,638
IFB Ser. 13-136, Class SB, IO, 5.746s, 2044			7,529,425	1,635,090
IFB Ser. 13-102, Class SH, IO, 5.746s, 2043			2,912,211	699,804
Ser. 418, Class C24, IO, 4s, 2043			2,067,291	480,242
Ser. 12-124, Class UI, IO, 4s, 2042			6,144,425	1,247,933
Ser. 12-40, Class MI, IO, 4s, 2041			2,983,282	476,484
Ser. 12-62, Class EI, IO, 4s, 2041			3,463,429	557,317
Ser. 12-22, Class CI, IO, 4s, 2041			2,415,379	407,725
Ser. 418, Class C15, IO, 3 1/2s, 2043			4,331,783	963,822
Ser. 13-18, Class IN, IO, 3 1/2s, 2043			2,144,193	376,089
Ser. 13-55, Class IK, IO, 3s, 2043			1,967,693	277,346
Ser. 12-144, Class KI, IO, 3s, 2042			7,236,590	1,010,083
Ser. 13-55, Class PI, IO, 3s, 2042			3,447,416	435,236
Ser. 13-67, Class IP, IO, 3s, 2042			3,737,272	430,422
Ser. 13-30, Class IP, IO, 3s, 2041			2,267,132	198,691
Ser. 13-23, Class LI, IO, 3s, 2041			2,449,796	261,222
Ser. 13-7, Class EI, IO, 3s, 2040			2,941,607	515,752
Ser. 14-28, Class AI, IO, 3s, 2040			4,693,570	727,503
Ser. 03-W10, Class 1, IO, 1.05s, 2043			2,657,314	71,208
Ser. 07-64, Class LO, PO, zero %, 2037			53,269	47,054
Ser. 372, Class 1, PO, zero %, 2036			67,364	63,197

Government National Mortgage Association
IFB Ser. 12-26, Class SP, IO, 6.497s, 2042			2,756,644	642,243
IFB Ser. 10-163, Class SI, IO, 6.476s, 2037			1,102,930	144,979
IFB Ser. 11-56, Class MI, IO, 6.297s, 2041			141,649	30,047
IFB Ser. 13-113, Class SL, IO, 6.077s, 2042			1,497,042	252,100
IFB Ser. 13-124, Class SC, IO, 6.047s, 2041			1,803,512	291,787
IFB Ser. 13-129, Class SN, IO, 5.997s, 2043			1,400,700	242,531
IFB Ser. 14-90, Class HS, IO, 5.947s, 2044			1,307,880	305,220
IFB Ser. 14-32, Class CS, IO, 5.947s, 2044			2,051,209	445,051
IFB Ser. 11-128, Class TS, IO, 5.896s, 2041			5,386,262	1,003,461
IFB Ser. 11-70, Class SM, IO, 5.736s, 2041			1,760,000	347,037
Ser. 14-25, Class QI, IO, 5s, 2044			4,305,441	974,235
Ser. 13-3, Class IT, IO, 5s, 2043			1,806,704	410,668
Ser. 11-116, Class IB, IO, 5s, 2040			2,043,822	147,974
Ser. 13-16, Class IB, IO, 5s, 2040			3,152,864	284,141
Ser. 10-35, Class UI, IO, 5s, 2040			2,034,144	459,620
Ser. 10-9, Class UI, IO, 5s, 2040			13,397,331	3,007,957
Ser. 09-121, Class UI, IO, 5s, 2039			4,268,687	989,183
Ser. 12-129, Class IO, IO, 4 1/2s, 2042			1,754,055	403,591
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			1,909,441	402,340
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			1,821,602	397,027
Ser. 11-116, Class IA, IO, 4 1/2s, 2039			2,218,748	312,133
Ser. 14-2, Class IL, IO, 4s, 2044			4,941,218	1,137,252
Ser. 12-56, Class IB, IO, 4s, 2042			3,576,851	790,936
Ser. 12-41, Class IP, IO, 4s, 2041			4,481,639	828,212
Ser. 14-4, Class IK, IO, 4s, 2039			3,313,969	534,875
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			2,137,044	317,372
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			2,664,771	404,539
Ser. 12-136, Class IO, IO, 3 1/2s, 2042			2,834,365	669,250
Ser. 12-71, Class AI, IO, 3 1/2s, 2042			4,691,380	548,000
Ser. 14-46, Class JI, IO, 3 1/2s, 2041			1,918,798	285,383
Ser. 13-18, Class GI, IO, 3 1/2s, 2041			2,026,121	295,611
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			1,935,138	275,719
Ser. 13-53, Class PI, IO, 3s, 2041			3,302,686	398,238
Ser. 13-23, Class IK, IO, 3s, 2037			1,604,453	246,203
Ser. 14-46, Class KI, IO, 3s, 2036			1,708,560	247,246
Ser. 14-44, Class IC, IO, 3s, 2028			3,956,990	469,601
Ser. 10-151, Class KO, PO, zero %, 2037			305,779	263,490
Ser. 06-36, Class OD, PO, zero %, 2036			7,422	6,507

				62,846,601
Commercial mortgage-backed securities (17.9%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			672,000	700,763
FRB Ser. 07-2, Class A2, 5.634s, 2049			74,235	74,421
FRB Ser. 05-1, Class B, 5.466s, 2042			319,000	326,477
Ser. 06-6, Class AJ, 5.421s, 2045			417,000	429,045
FRB Ser. 05-5, Class B, 5.388s, 2045			1,500,000	1,504,650
Ser. 06-6, Class A2, 5.309s, 2045			51,567	51,746
Ser. 07-1, Class XW, IO, 0.493s, 2049			3,294,223	31,572

Banc of America Commercial Mortgage Trust 144A Ser. 07-5, Class XW, IO, 0.529s, 2051			9,527,983	90,468

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class F, 5.576s, 2041			410,000	411,025
Ser. 04-4, Class XC, IO, 0.698s, 2042			2,354,834	5,473
Ser. 04-5, Class XC, IO, 0.618s, 2041			4,442,504	19,041
Ser. 02-PB2, Class XC, IO, 0.416s, 2035			943,795	476
Ser. 05-1, Class XW, IO, 0.035s, 2042			76,463,685	841

Bear Stearns Commercial Mortgage Securities Trust
Ser. 05-PWR9, Class C, 5.055s, 2042			372,000	367,785
Ser. 04-PR3I, Class X1, IO, 0.724s, 2041			332,061	930

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.6s, 2039			1,442,000	1,449,297
Ser. 06-PW14, Class X1, IO, 0.832s, 2038			7,742,056	110,479

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.744s, 2047			241,000	261,589
FRB Ser. 11-C2, Class E, 5.744s, 2047			391,000	411,000

Citigroup Commercial Mortgage Trust
Ser. 13-GC11, Class D, 4.605s, 2046			349,000	331,560
Ser. 14-GC19, Class X, IO, 1.502s, 2047			7,931,722	676,338

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XC, IO, 0.552s, 2049			49,061,743	356,679
Ser. 07-CD4, Class XW, IO, 0.552s, 2049			16,917,701	141,094

COMM Mortgage Trust
Ser. 12-CR3, Class XA, IO, 2.338s, 2045			6,306,576	730,270
Ser. 12-CR1, Class XA, IO, 2.31s, 2045			4,761,923	518,878
Ser. 14-CR16, Class XA, IO, 1.442s, 2047			2,721,647	209,642
Ser. 06-C8, Class XS, IO, 0.706s, 2046			24,114,642	228,183

COMM Mortgage Trust 144A FRB Ser. 13-LC13, Class E, 3.719s, 2046			542,000	400,534

Credit Suisse Commercial Mortgage Trust 144A Ser. 07-C2, Class AX, IO, 0.22s, 2049			40,943,917	143,304

Credit Suisse First Boston Mortgage Securities Corp.
Ser. 05-C5, Class C, 5.1s, 2038			366,000	375,392
Ser. 03-CPN1, Class E, 4.891s, 2035			459,000	459,000

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			468,914	507,600
Ser. 02-CP3, Class AX, IO, 1.471s, 2035			359,080	2,174

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			414,391	416,528

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033			178,894	178,894

First Union National Bank-Bank of America Commercial Mortgage Trust 144A Ser. 01-C1, Class 3, IO, 1.956s, 2033			301,850	2,207

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.904s, 2032(F)			70,307	59,059

GE Capital Commercial Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO, 0.381s, 2049			53,043,883	274,767
Ser. 05-C3, Class XC, IO, 0.282s, 2045			95,043,965	87,105

GMAC Commercial Mortgage Securities, Inc. Trust
Ser. 97-C1, Class X, IO, 1.483s, 2029			1,160,097	38,557
Ser. 05-C1, Class X1, IO, 0.765s, 2043			16,646,742	36,773

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class B, 4.894s, 2042			444,000	446,580

GS Mortgage Securities Trust
Ser. 05-GG4, Class B, 4.841s, 2039			1,034,000	1,034,496
Ser. 13-GC10, Class XA, IO, 1.888s, 2046			6,037,483	604,352
Ser. 14-GC22, Class XA, IO, 1.248s, 2047			18,269,961	1,334,117

GS Mortgage Securities Trust 144A
FRB Ser. 13-GC10, Class E, 4.562s, 2046			414,000	341,020
FRB Ser. GC10, Class D, 4.562s, 2046			820,000	757,992
Ser. 06-GG6, Class XC, IO, 0.142s, 2038			35,504,428	17,823

JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C14, Class E, 4.713s, 2046			350,000	314,302

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.279s, 2051			637,000	651,568
Ser. 08-C2, Class ASB, 6 1/8s, 2051			426,049	450,113
FRB Ser. 07-LD12, Class A3, 6 1/8s, 2051			104,640	104,901
FRB Ser. 07-LD11, Class A2, 5.966s, 2049			80,172	80,172
FRB Ser. 06-LDP6, Class B, 5.687s, 2043			753,000	753,000
Ser. 06-LDP8, Class B, 5.52s, 2045			348,000	349,893
FRB Ser. 04-CBX, Class B, 5.021s, 2037			280,000	280,379
Ser. 13-LC11, Class AS, 3.216s, 2046			353,000	351,511
Ser. 13-C16, Class XA, IO, 1.536s, 2046			4,570,220	319,276
Ser. 06-LDP8, Class X, IO, 0.723s, 2045			22,562,842	201,193
Ser. 07-LDPX, Class X, IO, 0.487s, 2049			18,442,007	236,150

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.49s, 2043			731,000	820,627
FRB Ser. 07-CB20, Class C, 6.379s, 2051			369,000	347,211
FRB Ser. 11-C3, Class E, 5.753s, 2046			978,000	1,044,680
FRB Ser. 11-C3, Class F, 5.753s, 2046			387,000	389,490
FRB Ser. 01-C1, Class H, 5.626s, 2035			388,085	393,510
FRB Ser. 12-C6, Class E, 5.381s, 2045			305,000	311,319
FRB Ser. 12-C8, Class D, 4.822s, 2045			1,190,000	1,219,754
FRB Ser. 12-C8, Class E, 4.822s, 2045			189,000	186,428
FRB Ser. 12-LC9, Class D, 4.573s, 2047			706,000	711,372
FRB Ser. 13-C10, Class E, 3 1/2s, 2047			743,000	545,213
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			498,000	353,929
Ser. 05-CB12, Class X1, IO, 0.501s, 2037			13,062,423	26,073
Ser. 06-LDP6, Class X1, IO, 0.249s, 2043			36,361,456	64,869

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			270,977	285,881
Ser. 98-C4, Class G, 5.6s, 2035			4,766	4,763
Ser. 98-C4, Class H, 5.6s, 2035			441,000	456,619

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482s, 2039			438,000	431,430
FRB Ser. 05-C2, Class C, 5.366s, 2040			725,000	725,587
Ser. 06-C7, Class A2, 5.3s, 2038			672,496	684,467
FRB Ser. 06-C1, Class AJ, 5.276s, 2041			383,000	395,328
Ser. 07-C2, Class XW, IO, 0.739s, 2040			2,667,399	34,095

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.077s, 2036			1,600,000	1,545,070
Ser. 06-C7, Class XCL, IO, 0.849s, 2038			32,842,115	399,590
Ser. 06-C7, Class XW, IO, 0.849s, 2038			17,538,582	213,392
Ser. 07-C2, Class XCL, IO, 0.739s, 2040			57,793,078	740,734
Ser. 05-C2, Class XCL, IO, 0.473s, 2040			66,044,689	75,885
Ser. 05-C7, Class XCL, IO, 0.37s, 2040			45,052,332	74,246

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.47s, 2051			443,000	487,880
FRB Ser. 07-C1, Class A3, 6.028s, 2050			125,084	125,268
FRB Ser. 05-LC1, Class D, 5.601s, 2044			600,000	617,064
FRB Ser. 05-CKI1, Class B, 5.462s, 2037			1,242,000	1,250,942
FRB Ser. 05-CKI1, Class C, 5.462s, 2037			864,000	864,899

Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 1.046s, 2039			879,094	1,704
Ser. 05-MCP1, Class XC, IO, 0.765s, 2043			17,461,695	37,333

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.913s, 2037			86,744	2,602
Ser. 05-C3, Class X, IO, 6.527s, 2044			788,990	43,316
Ser. 06-C4, Class X, IO, 6.465s, 2045			2,149,131	215,128

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			400,000	401,612
Ser. 06-4, Class AJ, 5.239s, 2049			295,000	298,127

ML-CFC Commercial Mortgage Trust 144A
Ser. 06-4, Class AJFX, 5.147s, 2049			319,000	309,848
Ser. 06-4, Class XC, IO, 0.273s, 2049			63,159,613	970,132

Morgan Stanley Bank of America Merrill Lynch Trust Ser. 14-C17, Class XA, IO, 1.448s, 2047			2,015,745	163,900

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C10, Class E, 4.218s, 2046			633,000	542,158

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2, 5.773s, 2049			185,449	185,681
FRB Ser. 07-HQ12, Class A2FX, 5.773s, 2049			125,200	125,144
Ser. 07-IQ14, Class A2, 5.61s, 2049			327,055	327,890

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.356s, 2049			356,000	365,925

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			622,604	622,909

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			848,909	212,227

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C3, Class D, 5.123s, 2049			624,000	611,339

Wachovia Bank Commercial Mortgage Trust
Ser. 05-C17, Class D, 5.396s, 2042			1,450,000	1,450,116
Ser. 06-C29, IO, 0.53s, 2048			28,010,489	214,840
Ser. 07-C34, IO, 0.465s, 2046			7,483,519	60,841

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C17, Class E, 5.548s, 2042			364,000	363,920
FRB Ser. 05-C17, Class F, 5.548s, 2042			563,000	562,977
Ser. 06-C26, Class XC, IO, 0.185s, 2045			11,908,957	14,886

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 12-LC5, Class E, 4.937s, 2045			442,000	389,535

WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C17, Class C, 5.298s, 2046			600,000	637,398
Ser. 13-C17, Class XA, IO, 1.772s, 2046			6,502,065	560,803
Ser. 13-C14, Class XA, IO, 1.055s, 2046			16,443,776	908,190

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.823s, 2044			294,000	312,972
FRB Ser. 11-C2, Class D, 5.647s, 2044			1,133,000	1,201,195
FRB Ser. 11-C4, Class E, 5.413s, 2044			368,000	382,497
FRB Ser. 12-C8, Class E, 5.039s, 2045			503,000	505,201
FRB Ser. 12-C7, Class D, 5.001s, 2045			1,131,000	1,169,318
FRB Ser. 12-C7, Class E, 5.001s, 2045			406,000	406,634
FRB Ser. 12-C7, Class F, 4 1/2s, 2045			645,000	536,382
Ser. 14-C19, Class D, 4.234s, 2047			383,000	351,283
Ser. 13-C12, Class E, 3 1/2s, 2048			662,000	511,943
Ser. 12-C10, Class XA, IO, 1.952s, 2045			24,238,188	2,462,115
Ser. 13-C12, Class XA, IO, 1.643s, 2048			8,028,005	672,956
Ser. 13-C11, Class XA, IO, 1.639s, 2045			7,566,192	573,699

				56,564,745
Residential mortgage-backed securities (non-agency) (6.6%)

BCAP, LLC Trust 144A FRB Ser. 10-RR1, Class 3A3, 5.225s, 2035			450,000	450,450

Citigroup Mortgage Loan Trust, Inc. 144a Ser. 10-8, Class 1A2, 5 1/2s, 2036			325,000	333,125

Countrywide Alternative Loan Trust
FRB Ser. 04-J5, Class M1, 1.055s, 2034			750,000	674,025
FRB Ser. 05-J4, Class M2, 0.795s, 2035			1,100,000	981,090

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)			77,731	8

MortgageIT Trust FRB Ser. 05-1, Class 1M2, 0.745s, 2035			1,106,406	998,466

Opteum Mortgage Acceptance Corp. FRB Ser. 05-3, Class M3, 0.655s, 2035			350,000	275,310

WAMU Mortgage Pass-Through Certificates
FRB Ser. 05-AR11, Class A1C3, 0.665s, 2045(F)			802,696	706,372
FRB Ser. 05-AR19, Class A1C3, 0.655s, 2045			2,304,427	2,082,741
FRB Ser. 04-AR12, Class A2B, 0.648s, 2044			537,271	486,231
FRB Ser. 04-AR13, Class A1B2, 0.645s, 2034			3,215,296	3,007,266
FRB Ser. 05-AR11, Class A1B2, 0.605s, 2045			610,540	544,907
FRB Ser. 05-AR13, Class A1C4, 0.585s, 2045			4,532,510	3,977,277
FRB Ser. 05-AR17, Class A1B2, 0.565s, 2045			2,220,317	1,956,765
FRB Ser. 05-AR11, Class A1B3, 0.555s, 2045			2,919,774	2,605,898
FRB Ser. 05-AR8, Class 2AC3, 0.545s, 2045			488,716	438,622
FRB Ser. 05-AR1, Class A1B, 0.545s, 2045			1,303,369	1,194,147

				20,712,700

Total mortgage-backed securities (cost $128,059,131)				$140,124,046

CORPORATE BONDS AND NOTES (28.1%)(a)
			Principal amount	Value

Banking (4.8%)

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			$150,000	$150,381

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			635,000	645,006

Barclays PLC jr. unsec. sub. FRB bonds 6 5/8s, perpetual maturity (United Kingdom)			590,000	563,450

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			305,000	310,719

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018			715,000	831,818

BNP Paribas SA 144A jr. unsec. sub. FRN notes 7.195s, perpetual maturity (France)			100,000	116,250

BNP Paribas SA 144A jr. unsec. sub. FRN notes 5.186s, perpetual maturity (France)			202,000	204,020

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			200,000	212,742

Citigroup, Inc. jr. unsec. sub. FRB bonds Ser. B, 5.9s, perpetual maturity			90,000	87,525

Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019			120,000	149,996

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			400,000	461,800

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 144A jr. unsec. sub. FRN notes 11s, perpetual maturity (Netherlands)			175,000	231,438

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands bank guaranty unsec. sub. notes 4 5/8s, 2023 (Netherlands)			250,000	259,196

Credit Agricole SA 144A jr. unsec. sub. FRN notes 7 7/8s, perpetual maturity (France)			200,000	202,000

Credit Suisse AG 144A unsec. sub. notes 6 1/2s, 2023 (Switzerland)			200,000	217,527

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)			315,000	331,128

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, perpetual maturity			171,000	161,168

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			454,000	503,940

HSBC Capital Funding LP 144A bank guaranty jr. unsec. sub. FRB bonds 10.176s, perpetual maturity (Jersey)			130,000	195,650

HSBC USA Capital Trust I 144A jr. bank guaranty unsec. notes 7.808s, 2026			310,000	313,935

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			1,135,000	1,250,219

Intesa Sanpaolo SpA 144A company guaranty unsec. sub. bonds 5.017s, 2024 (Italy)			200,000	194,867

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity			156,000	168,870

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)			212,000	218,360

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			925,000	999,000

Merrill Lynch & Co., Inc. unsec. sub. FRN notes 0.994s, 2026			100,000	89,900

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037			300,000	343,393

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			530,000	520,757

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016			180,000	189,526

Santander Issuances SAU 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)			800,000	847,177

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)			50,000	52,464

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			260,000	261,300

Standard Chartered PLC 144A jr. sub. FRB bonds 7.014s, perpetual maturity (United Kingdom)			600,000	675,000

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.234s, 2037			1,525,000	1,311,500

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436s, 2024 (Japan)			410,000	426,385

Wachovia Bank NA sr. unsec. sub. notes 6.6s, 2038			1,110,000	1,482,312

				15,180,719
Basic materials (0.9%)

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			275,000	292,875

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			184,000	192,943

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			75,000	79,017

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			51,000	61,525

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			50,000	48,999

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018			100,000	113,806

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029			70,000	96,276

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020			110,000	124,298

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)			15,000	16,037

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)			271,000	295,143

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			94,000	94,338

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			76,000	77,165

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			245,000	271,331

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			100,000	110,245

PPG Industries, Inc. sr. unsec. unsub. debs. 7.4s, 2019			170,000	204,589

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			33,000	35,365

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018			230,000	259,036

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096			85,000	111,627

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			365,000	483,808

				2,968,423
Capital goods (0.6%)

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			110,000	103,950

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			308,000	425,995

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038			205,000	266,670

Republic Services, Inc. company guaranty sr. unsec. notes 5.7s, 2041			90,000	105,629

Republic Services, Inc. company guaranty sr. unsec. notes 3.8s, 2018			110,000	116,875

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019			210,000	238,998

Waste Management, Inc. company guaranty sr. unsec. notes 7 3/4s, 2032			535,000	762,661

				2,020,778
Communication services (3.0%)

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023			85,000	83,609

CenturyLink, Inc. sr. unsec. unsub. notes Ser. G, 6 7/8s, 2028			450,000	447,750

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			205,000	266,681

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			635,000	699,928

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020			275,000	305,250

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040			325,000	418,582

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			593,000	679,809

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			95,000	93,118

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017			475,000	504,210

SBA Tower Trust 144A notes 2.933s, 2017			175,000	176,380

SES SA 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)			245,000	259,193

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026			555,000	764,147

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			250,000	245,000

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			605,000	673,762

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			150,000	156,613

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)			75,000	94,013

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038			113,000	153,669

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2019			50,000	62,941

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039			125,000	160,590

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2033			40,000	59,085

Time Warner Entertainment Co. LP company guaranty sr. unsec. bonds 8 3/8s, 2023			135,000	179,651

Verizon Communications, Inc. sr. unsec. notes 6.4s, 2038			288,000	348,874

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			233,000	283,459

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054			53,400	1,390,002

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034			250,000	262,843

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			40,000	49,666

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			405,000	530,917

				9,349,742
Consumer cyclicals (2.6%)

21st Century Fox America, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024			420,000	530,132

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039			210,000	295,565

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. debs. 7 3/4s, 2045			230,000	328,652

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			165,000	188,285

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			48,000	52,560

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			150,000	146,874

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			520,000	704,636

D.R. Horton, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023			120,000	124,500

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			135,000	120,595

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			270,000	304,021

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			48,000	60,637

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			485,000	661,752

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			40,000	38,700

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043			90,000	105,300

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			175,000	175,875

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016			250,000	251,875

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			75,000	76,125

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)			180,000	216,646

Grupo Televisa SAB sr. unsec. notes 6s, 2018 (Mexico)			172,000	194,145

Grupo Televisa SAB sr. unsec. unsub. notes 6 5/8s, 2025 (Mexico)			100,000	120,678

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			325,000	438,462

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			78,000	88,836

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			37,000	40,676

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			110,000	107,031

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			275,000	301,813

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			125,000	130,313

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			178,000	224,925

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024			105,000	128,025

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			70,000	73,263

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 5/8s, 2024			315,000	311,624

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022			90,000	90,746

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			110,000	112,217

Owens Corning company guaranty sr. unsec. notes 9s, 2019			44,000	53,739

QVC, Inc. company guaranty sr. notes 4.85s, 2024			276,000	282,694

Tiffany & Co. 144A sr. unsec. notes 4.9s, 2044			100,000	99,855

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			460,000	633,051

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023			275,000	277,750

				8,092,573
Consumer finance (0.1%)

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			260,000	279,500

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			108,000	108,810

				388,310
Consumer staples (1.7%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			242,000	246,730

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018			32,000	41,222

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			61,000	79,410

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			250,000	379,100

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)			470,000	507,348

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021			345,000	460,103

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			25,000	24,188

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			75,000	73,500

CVS Pass-Through Trust sr. notes 6.036s, 2028			31,314	36,004

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032			719,672	915,515

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			132,627	140,708

Delhaize Group SA company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			102,000	107,362

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			155,000	204,721

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			595,000	596,079

Grupo Bimbo SAB de CV 144A sr. unsec. notes 4 7/8s, 2044 (Mexico)			200,000	192,987

Kerry Group Financial Services 144A company guaranty sr. unsec. notes 3.2s, 2023 (Ireland)			387,000	372,759

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			211,000	260,545

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			345,000	440,137

McDonald's Corp. sr. unsec. notes 5.7s, 2039			145,000	175,948

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			200,000	208,127

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034			17,000	17,497

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044			23,000	23,800

				5,503,790
Energy (1.8%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			197,000	207,835

Anadarko Petroleum Corp. sr. unsec. notes 7.2s, 2029			91,000	116,244

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			275,000	335,120

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			185,000	202,053

California Resources Corp. 144A company guaranty sr. unsec. notes 5s, 2020(FWC)			95,000	96,425

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020			310,000	341,302

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			100,000	98,574

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			100,000	133,492

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			206,000	285,282

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			280,000	250,275

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040			150,000	197,291

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			360,000	371,578

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)			215,000	220,805

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			825,000	833,927

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 3/4s, 2022			342,000	378,765

Plains Exploration & Production Co. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			16,000	18,160

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040			130,000	166,855

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			345,000	386,418

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			95,000	114,328

Weatherford International, Ltd. of Bermuda company guaranty notes 6 1/2s, 2036 (Bermuda)			90,000	103,810

Weatherford International, Ltd. of Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			75,000	115,665

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024			100,000	98,927

Williams Partners LP sr. unsec. notes 5.4s, 2044			233,000	245,202

Williams Partners LP sr. unsec. notes 4.3s, 2024			232,000	236,903

				5,555,236
Financial (1.1%)

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			52,000	60,985

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034			405,000	485,704

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			545,000	541,799

CIT Group, Inc. sr. unsec. notes 5s, 2023			100,000	99,000

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067			765,000	826,200

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			350,000	461,453

HSBC Holdings PLC jr. unsec. sub. FRB bonds 6 3/8s, perpetual maturity (United Kingdom)			315,000	314,606

Royal Bank of Scotland PLC (The) unsec. sub. FRN notes Ser. REGS, 9 1/2s, 2022 (United Kingdom)			515,000	592,250

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			218,000	234,350

				3,616,347
Health care (0.6%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			605,000	797,172

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			90,000	94,743

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021			277,000	292,235

Omega Healthcare Investors, Inc. 144A sr. unsec. notes 4.95s, 2024(R)			125,000	127,188

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020			97,000	104,750

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			165,000	171,485

WellPoint, Inc. sr. unsec. unsub. notes 4 5/8s, 2042			195,000	189,970

				1,777,543
Insurance (4.1%)

Aflac, Inc. sr. unsec. notes 6.9s, 2039			545,000	725,464

Aflac, Inc. sr. unsec. notes 6.45s, 2040			167,000	208,454

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			706,000	951,335

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042			975,000	917,796

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			140,000	147,140

AXA SA 144A jr. unsec. sub. FRN notes 6.379s, perpetual maturity (France)			400,000	430,000

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			25,000	24,438

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023			850,000	889,670

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			289,000	254,320

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB bonds 8 1/8s, 2038			400,000	469,000

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040			321,000	419,481

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN notes 7s, 2037			220,000	233,200

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			300,000	355,279

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			705,000	1,089,073

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037			1,500,000	1,920,000

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036			85,000	94,775

Nationwide Financial Services, Inc. notes 5 5/8s, 2015			260,000	263,912

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031			205,000	279,561

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			515,000	547,290

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			42,000	45,614

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			715,000	783,372

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			149,000	155,891

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			226,000	227,413

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040			270,000	344,487

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039			239,000	307,905

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			255,000	343,846

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			410,000	458,632

				12,887,348
Investment banking/Brokerage (0.7%)

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			454,000	540,509

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. FRN notes 1.234s, 2047			2,137,000	1,730,970

				2,271,479
Real estate (1.1%)

ARC Properties Operating Partnership LP/Clark Acquisition, LLC 144A company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			305,000	310,493

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			476,000	511,079

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			448,000	556,688

Duke Realty LP company guaranty sr. unsec. notes 6 3/4s, 2020(R)			100,000	118,018

Duke Realty LP sr. unsec. unsub. notes 3 7/8s, 2021(R)			190,000	195,738

EPR Properties unsec. notes 5 1/4s, 2023(R)			300,000	315,093

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			175,000	172,873

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			170,000	175,293

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			355,000	379,850

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			120,000	127,511

SL Green Realty Corp./SL Green Operating Partnership /Reckson Operating Partnership sr. unsec. unsub. notes 5s, 2018(R)			185,000	199,322

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)			70,000	81,034

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			265,000	273,275

				3,416,267
Technology (0.3%)

Brocade Communications Systems, Inc. company guaranty sr. notes 6 7/8s, 2020			155,000	161,200

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			281,000	296,116

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			115,000	133,688

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			220,000	219,450

				810,454
Transportation (0.3%)

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			117,441	124,628

Kansas City Southern de Mexico SA de CV sr. unsec. unsub. notes 2.35s, 2020			41,000	39,283

Kansas City Southern Railway Co. (The) company guaranty sr. unsec. notes 4.3s, 2043			74,000	71,646

Norfolk Southern Corp. sr. unsec. notes 6s, 2111			210,000	252,418

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022			256,913	294,807

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			190,286	207,412

				990,194
Utilities and power (4.4%)

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			255,000	306,186

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			110,000	114,877

Beaver Valley Funding Corp. sr. bonds 9s, 2017			40,000	42,392

Boardwalk Pipelines LP company guaranty sr. unsec. notes 5 7/8s, 2016			680,000	735,260

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			85,000	107,922

Commonwealth Edison Co. sr. mtge. bonds 5 7/8s, 2033			195,000	241,174

Consolidated Edison Co. of New York sr. unsec. unsub. notes 4.2s, 2042			205,000	201,576

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041			215,000	217,920

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)			630,000	677,861

El Paso Natural Gas Co., LLC sr. unsec. unsub. bonds 8 3/8s, 2032			380,000	502,256

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020			230,000	263,112

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, perpetual maturity (France)			220,000	228,250

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			250,000	332,344

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			999,000	1,012,736

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)			180,000	198,484

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			285,000	324,772

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			145,000	155,685

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			330,000	338,891

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			58,000	57,662

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45s, 2044			245,000	248,058

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)			170,000	208,566

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			140,000	157,292

Kansas Gas and Electric Co. bonds 5.647s, 2021			148,052	156,901

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044			86,000	84,568

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 4 1/4s, 2024			129,000	127,582

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)			345,000	462,373

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			490,000	606,396

MidAmerican Energy Holdings Co. sr. unsec. bonds 6 1/2s, 2037			185,000	239,207

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			175,000	227,579

Oncor Electric Delivery Co., LLC sr. notes 7s, 2022			161,000	203,227

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			165,000	177,010

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038			155,000	198,149

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037			265,000	317,270

PacifiCorp sr. mtge. bonds 6 1/4s, 2037			205,000	266,133

Potomac Edison Co. 144A sr. bonds 5.8s, 2016			450,000	480,645

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			10,000	9,854

PPL WEM Holdings, Ltd. 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			705,000	791,386

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			610,000	638,975

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			415,000	534,103

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			915,000	944,738

Wisconsin Energy Corp. jr. unsec. sub. FRN notes 6 1/4s, 2067			815,000	843,525

				13,982,897

Total corporate bonds and notes (cost $80,945,460)				$88,812,100

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (25.4%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (6.5%)

Government National Mortgage Association Pass-Through Certificates
5s, TBA, October 1, 2044			$3,000,000	$3,292,031
4 1/2s, TBA, October 1, 2044			7,000,000	7,593,359
4s, with due dates from March 20, 2044 to July 20, 2044			3,080,773	3,269,951
4s, TBA, October 1, 2044			3,000,000	3,182,109
3 1/2s, TBA, October 1, 2044			3,000,000	3,101,250

				20,438,700
U.S. Government Agency Mortgage Obligations (18.9%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, May 1, 2044			1,672,112	1,826,129
4s, with due dates from June 1, 2043 to October 1, 2043			634,613	672,122
3 1/2s, with due dates from October 1, 2042 to August 1, 2043			2,752,929	2,811,251

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, October 1, 2044			2,000,000	2,260,625
5 1/2s, TBA, October 1, 2044			2,000,000	2,227,812
5s, March 1, 2038			55,688	61,503
4 1/2s, with due dates from May 1, 2041 to February 1, 2044			2,346,277	2,542,198
4 1/2s, TBA, October 1, 2044			6,000,000	6,473,906
4s, with due dates from April 1, 2042 to June 1, 2044			20,404,415	21,560,036
4s, TBA, October 1, 2044			5,000,000	5,269,141
3 1/2s, TBA, October 1, 2044			4,000,000	4,087,812
3s, TBA, October 1, 2044			10,000,000	9,855,469

				59,648,004

Total U.S. government and agency mortgage obligations (cost $80,655,437)				$80,086,704

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 2s, September 30, 2020(SEGSF)			$132,000	$131,598

Total U.S. treasury Obligations (cost $131,928)				$131,598

ASSET-BACKED SECURITIES (2.7%)(a)
			Principal amount	Value

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.054s, 2016			$8,515,000	$8,515,000

Total asset-backed securities (cost $8,515,000)				$8,515,000

PREFERRED STOCKS (0.5%)(a)
			Shares	Value

Citigroup, Inc. Ser. K, $1.719 pfd.			50,360	$1,326,482

HSBC USA, Inc. $0.89 pfd. (United Kingdom)			15,500	339,605

Total preferred stocks (cost $1,687,270)				$1,666,087

MUNICIPAL BONDS AND NOTES (0.4%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$350,000	$499,688

IL State G.O. Bonds, 4.421s, 1/1/15			165,000	166,521

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			285,000	393,166

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			255,000	287,584

Total municipal bonds and notes (cost $1,057,304)				$1,346,959

PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.7395/3 month USD-LIBOR-BBA/Nov-24	Nov-14/2.7395		$21,620,000	$224,848

2.7175/3 month USD-LIBOR-BBA/Nov-24	Nov-14/2.7175		21,620,000	200,634

(2.78)/3 month USD-LIBOR-BBA/Oct-24	Oct-14/2.78		11,704,000	35,814

(2.78)/3 month USD-LIBOR-BBA/Oct-24	Oct-14/2.78		11,704,000	34,059

2.54/3 month USD-LIBOR-BBA/Oct-24	Oct-14/2.54		11,704,000	22,589

2.54/3 month USD-LIBOR-BBA/Oct-24	Oct-14/2.54		11,704,000	20,950

Credit Suisse International

(2.74)/3 month USD-LIBOR-BBA/Oct-24	Oct-14/2.74		20,312,000	89,373

(2.74)/3 month USD-LIBOR-BBA/Oct-24	Oct-14/2.74		20,312,000	89,373

2.51/3 month USD-LIBOR-BBA/Oct-24	Oct-14/2.51		20,312,000	30,265

2.51/3 month USD-LIBOR-BBA/Oct-24	Oct-14/2.51		20,312,000	30,265

Total purchased swap options outstanding (cost $1,081,143)				$778,170

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Dec-14/$101.69		$6,000,000	$46,875

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Nov-14/103.09		31,000,000	415,400

Federal National Mortgage Association 30 yr 4.0s TBA commitments (Call)	Oct-14/106.50		3,000,000	60

Total purchased options outstanding (cost $624,687)				$462,335

SHORT-TERM INVESTMENTS (12.8%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)		Shares	36,436,978	$36,436,978

U.S. Treasury Bills with an effective yield of 0.03%, January 2, 2015(SEGSF)			$20,000	19,999

U.S. Treasury Bills with an effective yield of 0.02%, December 4, 2014(SEGCCS)(SEGSF)			516,000	515,986

U.S. Treasury Bills with effective yields ranging from 0.02% to 0.03%, November 28, 2014(SEGCCS)(SEGSF)			905,000	904,959

U.S. Treasury Bills with an effective yield of 0.02%, October 23, 2014(SEG)(SEGCCS)(SEGSF)			2,659,000	2,658,966

Total short-term investments (cost $40,536,884)				$40,536,888

TOTAL INVESTMENTS

Total investments (cost $343,294,244)(b)				$362,459,887

FUTURES CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Short)	147	$20,272,219	Dec-14	$175,369
U.S. Treasury Bond Ultra 30 yr (Long)	79	12,047,500	Dec-14	266,475
U.S. Treasury Note 2 yr (Long)	21	4,595,719	Dec-14	398
U.S. Treasury Note 5 yr (Long)	91	10,761,461	Dec-14	(22,173)
U.S. Treasury Note 10 yr (Long)	31	$3,863,859	Dec-14	(24,762)

Total				$395,307

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/14 (premiums $2,373,885) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

(2.535)/3 month USD-LIBOR-BBA/Nov-24	Nov-14/2.535	$21,620,000	$59,671
(2.557)/3 month USD-LIBOR-BBA/Nov-24	Nov-14/2.557	21,620,000	71,778
(2.54)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.54	8,778,000	95,329
(2.54)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.54	8,778,000	95,329
(2.635)/3 month USD-LIBOR-BBA/Nov-24	Nov-14/2.635	21,620,000	123,018
(2.657)/3 month USD-LIBOR-BBA/Nov-24	Nov-14/2.657	21,620,000	141,827
(2.60)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.60	26,483,000	205,508
Credit Suisse International

(2.51)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.51	15,234,000	153,863
(2.51)/3 month USD-LIBOR-BBA/Aug-25	Aug-15/2.51	15,234,000	153,863
JPMorgan Chase Bank N.A.

(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60	13,241,500	105,932
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	5,404,000	883,645

Total			$2,089,763

WRITTEN OPTIONS OUTSTANDING at 9/30/14 (premiums $614,844) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Dec-14/$100.81	$6,000,000	$25,781
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Dec-14/99.94	6,000,000	12,656
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Nov-14/102.22	31,000,000	234,359
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Nov-14/101.34	31,000,000	116,250

Total			$389,046

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Credit Suisse International

(2.78125)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-14/2.78125	$41,514,200	$(157,754)	$7,564
2.54875/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-14/2.54875	41,514,200	(151,527)	(46,267)
(2.665)/3 month USD-LIBOR-BBA/Nov-24 (Written)	Nov-14/2.665	20,757,100	154,640	24,632
2.665/3 month USD-LIBOR-BBA/Nov-24 (Written)	Nov-14/2.665	20,757,100	154,640	(17,702)
JPMorgan Chase Bank N.A.

2.75/3 month USD-LIBOR-BBA/Dec-24 (Purchased)	Dec-14/2.75	20,584,100	(193,388)	57,018
2.75/3 month USD-LIBOR-BBA/Dec-24 (Purchased)	Dec-14/2.75	20,584,100	(197,607)	54,342
(2.40)/3 month USD-LIBOR-BBA/Mar-25 (Written)	Mar-15/2.40	20,584,100	68,648	(19,761)
(2.40)/3 month USD-LIBOR-BBA/Mar-25 (Written)	Mar-15/2.40	20,584,100	68,957	(20,172)
(2.65)/3 month USD-LIBOR-BBA/Dec-24 (Written)	Dec-14/2.65	20,584,100	122,270	(38,698)
(2.65)/3 month USD-LIBOR-BBA/Dec-24 (Written)	Dec-14/2.65	20,584,100	123,505	(39,316)

Total			$(7,616)	$(38,360)

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$30,214,000	(E)	$(4,599)	12/17/16	3 month USD-LIBOR-BBA	1.00%	$2,833
	162,000	(E)	1,173	12/17/19	3 month USD-LIBOR-BBA	2.25%	(212)
	33,570,800	(E)	540,905	12/17/24	3 month USD-LIBOR-BBA	3.00%	(274,830)
	4,596,000	(E)	188,188	12/17/44	3 month USD-LIBOR-BBA	3.50%	(57,468)
	10,156,000		70,958	9/16/24	3 month USD-LIBOR-BBA	2.68%	107,762
	42,707,900		312,628	9/18/24	3 month USD-LIBOR-BBA	2.665%	401,619

	Total		$1,109,253	$179,704
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$375,426	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(975)
618,542	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	1,650
Barclays Bank PLC
871,931	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	2,948
598,421	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,367)
1,900,440	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,125)
1,720,745	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,655
1,566,858	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,483
7,014,814	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(18,210)
4,966,195	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(21,231)
3,238,344	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	9,265
189,111	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	501
427,053	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,222
488,934	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	88
4,251,989	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(18,178)
5,157,521	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	14,757
1,573,338	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	4,170
81,378	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	74
275,022	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	787
206,847	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	689
2,989,372	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,553
1,794,657	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,672)
261,695	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	708
1,583,774	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	5,355
7,076,271	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	20,246
1,046,280	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,994
179,299	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	485
581,125	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,572
421,265	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,140
4,252,414	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(18,180)
1,559,519	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(8,207)
648,497	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,736)
324,205	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,368)
324,205	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,368)
650,735	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,745)
1,690,001	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(7,130)
650,735	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,745)
604,707	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,730
1,350,266	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,773)
828,068	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	754
1,299,232	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,481)
254,951	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(1,106)
385,207	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,647)
1,076,454	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,602)
Citibank, N.A.
1,645,863	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,709
2,880,901	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,243
Credit Suisse International
1,061,154	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(296)
1,306,356	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(5,666)
6,862,357	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	6,182
1,104,374	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,867)
Goldman Sachs International
1,034,022	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	942
797,710	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	727
2,846,764	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	512
1,001,964	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	913
1,484,586	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,391)
1,484,586	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,391)
302,215	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	806
1,480,114	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,328)
556,042	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,377)
30,227	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(78)
592,753	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(982)
132,014	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	24
1,200,055	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	216
798,050	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,412)
2,027,652	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,669)
957,661	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,094)
75,171	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(321)
200,512	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(857)
533,763	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	486
1,133,257	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,033
1,244,890	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,843)
1,983,016	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	356
1,816,011	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(4,148)

Total	$—	$(74,591)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$3,281	$48,000	5/11/63	300 bp	$3,123
	CMBX NA BBB- Index	BBB-/P	6,388	106,000	5/11/63	300 bp	6,038
	CMBX NA BBB- Index	BBB-/P	13,088	212,000	5/11/63	300 bp	12,388
	CMBX NA BBB- Index	BBB-/P	12,483	219,000	5/11/63	300 bp	11,760
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	21,618	195,000	5/11/63	300 bp	20,975
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	1,956	16,000	5/11/63	300 bp	1,903
	CMBX NA BBB- Index	BBB-/P	10,475	108,000	5/11/63	300 bp	10,119
	CMBX NA BBB- Index	BBB-/P	13,770	173,000	5/11/63	300 bp	13,199
	CMBX NA BBB- Index	BBB-/P	13,884	174,000	5/11/63	300 bp	13,310
	CMBX NA BBB- Index	BBB-/P	11,512	175,000	5/11/63	300 bp	10,935
	CMBX NA BBB- Index	BBB-/P	13,627	176,000	5/11/63	300 bp	13,046
	CMBX NA BBB- Index	BBB-/P	5,416	178,000	5/11/63	300 bp	4,829
	CMBX NA BBB- Index	BBB-/P	3,136	178,000	5/11/63	300 bp	2,549
	CMBX NA BBB- Index	BBB-/P	2,888	188,000	5/11/63	300 bp	2,268
	CMBX NA BBB- Index	BBB-/P	2,403	207,000	5/11/63	300 bp	1,720
	CMBX NA BBB- Index	BBB-/P	15,589	214,000	5/11/63	300 bp	14,883
	CMBX NA BBB- Index	BBB-/P	24,295	215,000	5/11/63	300 bp	23,583
	CMBX NA BBB- Index	BBB-/P	23,758	310,000	5/11/63	300 bp	22,735
	CMBX NA BBB- Index	BBB-/P	14,240	347,000	5/11/63	300 bp	13,094
	CMBX NA BB Index	—	(1,181)	226,000	5/11/63	(500 bp)	(1,007)
	CMBX NA BB Index	—	(2,917)	167,000	5/11/63	(500 bp)	(2,789)
	CMBX NA BB Index	—	2,567	166,000	5/11/63	(500 bp)	2,695
	CMBX NA BB Index	—	4,357	165,000	5/11/63	(500 bp)	4,484
	CMBX NA BB Index	—	1,623	157,000	5/11/63	(500 bp)	1,743
	CMBX NA BB Index	—	1,660	83,000	5/11/63	(500 bp)	1,723
	CMBX NA BB Index	—	(576)	75,000	5/11/63	(500 bp)	(518)
	CMBX NA BB Index	—	(718)	75,000	5/11/63	(500 bp)	(661)
	CMBX NA BB Index	—	(684)	75,000	5/11/63	(500 bp)	(627)
	CMBX NA BB Index	—	(3,220)	166,000	5/11/63	(500 bp)	(3,092)
	CMBX NA BBB- Index	BBB-/P	(488)	81,000	5/11/63	300 bp	(756)
	CMBX NA BBB- Index	BBB-/P	(801)	84,000	5/11/63	300 bp	(1,078)
	CMBX NA BBB- Index	BBB-/P	(352)	104,000	5/11/63	300 bp	(695)
	CMBX NA BBB- Index	BBB-/P	6,748	141,000	5/11/63	300 bp	6,283
	CMBX NA BBB- Index	BBB-/P	(1,573)	157,000	5/11/63	300 bp	(2,091)
	CMBX NA BBB- Index	BBB-/P	(1,489)	159,000	5/11/63	300 bp	(2,013)
	CMBX NA BBB- Index	BBB-/P	(537)	161,000	5/11/63	300 bp	(1,068)
	CMBX NA BBB- Index	BBB-/P	(542)	162,000	5/11/63	300 bp	(1,076)
	CMBX NA BBB- Index	BBB-/P	451	167,000	5/11/63	300 bp	(101)
	CMBX NA BBB- Index	BBB-/P	1,056	174,000	5/11/63	300 bp	482
	CMBX NA BBB- Index	BBB-/P	126	182,000	5/11/63	300 bp	(474)
	CMBX NA BBB- Index	BBB-/P	630	182,000	5/11/63	300 bp	30
	CMBX NA BBB- Index	BBB-/P	(3,324)	184,000	5/11/63	300 bp	(3,931)
	CMBX NA BBB- Index	BBB-/P	880	190,000	5/11/63	300 bp	190
	CMBX NA BBB- Index	BBB-/P	4,569	192,000	5/11/63	300 bp	3,935
	CMBX NA BBB- Index	BBB-/P	(2,421)	241,000	5/11/63	300 bp	(3,216)
	CMBX NA BBB- Index	BBB-/P	(7,086)	366,000	5/11/63	300 bp	(8,294)
	CMBX NA BBB- Index	BBB-/P	(5,714)	379,000	5/11/63	300 bp	(6,965)
	CMBX NA BBB- Index	BBB-/P	(4,683)	380,000	5/11/63	300 bp	(5,937)
	CMBX NA BBB- Index	BBB-/P	268	402,000	5/11/63	300 bp	(1,059)
	CMBX NA BBB- Index	—	(10,565)	187,000	1/17/47	(300 bp)	(5,516)
	CMBX NA BBB- Index	—	(8,636)	184,000	1/17/47	(300 bp)	(3,668)
	Goldman Sachs International
	CMBX NA BB Index	—	(1,750)	165,000	5/11/63	(500 bp)	(1,623)
	CMBX NA BB Index	—	1,877	83,000	5/11/63	(500 bp)	1,940
	CMBX NA BB Index	—	(720)	75,000	5/11/63	(500 bp)	(663)
	CMBX NA BBB- Index	BBB-/P	(916)	84,000	5/11/63	300 bp	(1,193)
	CMBX NA BBB- Index	BBB-/P	(1,469)	157,000	5/11/63	300 bp	(1,987)
	CMBX NA BBB- Index	BBB-/P	(1,575)	157,000	5/11/63	300 bp	(2,093)
	CMBX NA BBB- Index	BBB-/P	(1,575)	157,000	5/11/63	300 bp	(2,093)
	CMBX NA BBB- Index	BBB-/P	(433)	162,000	5/11/63	300 bp	(968)
	CMBX NA BBB- Index	BBB-/P	(650)	162,000	5/11/63	300 bp	(1,185)
	CMBX NA BBB- Index	BBB-/P	1,965	172,000	5/11/63	300 bp	1,397
	CMBX NA BBB- Index	BBB-/P	(3,066)	184,000	5/11/63	300 bp	(3,673)

	Total		$172,923	$155,249

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $315,528,061.
(b)	The aggregate identified cost on a tax basis is $350,718,551, resulting in gross unrealized appreciation and depreciation of $15,235,426 and $3,494,090, respectively, or net unrealized appreciation of $11,741,336.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$40,174,152	$105,607,479	$109,344,653	$19,589	$36,436,978
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $107,231,724 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation:Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,381,881 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,213,597 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$8,515,000	$—
Corporate bonds and notes	—	88,812,100	—
Mortgage-backed securities	—	140,124,046	—
Municipal bonds and notes	—	1,346,959	—
Preferred stocks	1,666,087	—	—
Purchased options outstanding	—	462,335	—
Purchased swap options outstanding	—	778,170	—
U.S. government and agency mortgage obligations	—	80,086,704	—
U.S. treasury obligations	—	131,598	—
Short-term investments	36,436,978	4,099,910	—

Totals by level	$38,103,065	$324,356,822	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$395,307	$—	$—
Written options outstanding	—	(389,046)	—
Written swap options outstanding	—	(2,089,763)	—
Forward premium swap option contracts	—	(38,360)	—
Interest rate swap contracts	—	(929,549)	—
Total return swap contracts	—	(74,591)	—
Credit default contracts	—	(17,674)	—

Totals by level	$395,307	$(3,538,983)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$11,304	$28,978
Interest rate contracts	2,073,505	3,959,002

Total	$2,084,809	$3,987,980

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$82,800,000
Purchased swap option contracts (contract amount)		$98,800,000
Written TBA commitment option contracts (contract amount)		$163,800,000
Written swap option contracts (contract amount)		$141,700,000
Futures contracts (number of contracts)		500
Centrally cleared interest rate swap contracts (notional)		$101,100,000
OTC total return swap contracts (notional)		$124,700,000
OTC credit default contracts (notional)		$7,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$–	$–	$110,665	$–	$–	$–	$–	$–	$110,665
	OTC Total return swap contracts*#	1,650	87,176	–	12,952	6,182	6,015	–	–	113,975
	OTC Credit default contracts*#	–	–	–	–	11,057	247	–	–	11,304
	Futures contracts§	–	–	–	–	–	–	–	3,344	3,344
	Forward premium swap option contracts#	–	–	–	–	32,196	–	111,360	–	143,556
	Purchased swap options#	538,894	–	–	–	239,276	–	–	–	778,170
	Purchased options#	–	–	–	–	–	–	462,335	–	462,335

	Total Assets	$540,544	$87,176	$110,665	$12,952	$288,711	$6,262	$573,695	$3,344	$1,623,349

	Liabilities:
	Centrally cleared interest rate swap contracts§	–	–	105,136	–	–		–	–	105,136
	OTC Total return swap contracts*#	975	137,871	–	–	8,829	40,891	–	–	188,566
	OTC Credit default contracts*#	1,931	643	–	–	22,328	4,076	–	–	28,978
	Futures contracts§	–	–	–	–	–	–	–	14,140	14,140
	Forward premium swap option contracts#	–	–	–	–	63,969	–	117,947	–	181,916
	Written swap options#	792,460	–	–	–	307,726	–	989,577	–	2,089,763
	Written options#	–	–	–	–	–	–	389,046	–	389,046

	Total Liabilities	$795,366	$138,514	$105,136	$–	$402,852	$44,967	$1,496,570	$14,140	$2,997,545

	Total Financial and Derivative Net Assets	$(254,822)	$(51,338)	$5,529	$12,952	$(114,141)	$(38,705)	$(922,875)	$(10,796)	$(1,374,196)
	Total collateral received (pledged)##†	$(211,000)	$(51,338)	$–	$–	$–	$–	$(891,597)	$–
	Net amount	$(43,822)	$–	$5,529	$12,952	$(114,141)	$(38,705)	$(31,278)	$(10,796)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014